                                  [LOGO]


JUNDT
GROWTH FUND

JUNDT
U.S. EMERGING
GROWTH FUND

JUNDT
OPPORTUNITY FUND

JUNDT
TWENTY-FIVE FUND


SEMI-ANNUAL REPORT
JUNE 30, 1998



                               SEARCHING TODAY FOR THE

                               GENIUSES OF TOMORROW-SM-

LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER,

The first half of 1998 was a successful period for the Jundt Funds. They have performed well both on a relative and absolute basis through the second quarter of 1998. Each fund, year-to-date, has outperformed its benchmark.

The 50 largest capitalization companies in the S&P 500, which account for more than half of the weighting of the index, gained more than 25% in the first half of 1998. The remaining 450 companies advanced approximately 10%. This disparate performance phenomena was reflected in the results of the individual funds. However, for the first time in a few years, some of the large multinational companies are missing their earnings targets. Traditionally, this type of economic environment has resulted in increased investor interest in growth stocks.

JUNDT GROWTH FUND
The Jundt Growth Fund Class I shares finished up 5.87%* for the second quarter and 20.03%* for the first half of 1998. It not only outperformed the Lipper Growth Fund Index by 4.46% but also outperformed the S&P 500 Index by 2.28% for the six months ended June 30, 1998.

"Bigger" continues to be "better" as the largest multinationals dramatically outperformed the rest of the market. With earnings pressures now beginning to show for these large multinationals, we are witnessing a modest shift of investor interest to greater top line revenue growth companies. The type of company stocks held by the Jundt Growth Fund (including stocks within the telecommunications, drugs, software technology and retailing sectors) showed very strong performance and helped the Fund outperform its benchmark. The composite revenue growth rate of the portfolio exceeds that of the S&P 500 Index by a factor of four.

JUNDT U.S. EMERGING GROWTH FUND
The Jundt U.S. Emerging Growth Fund, which invests in companies with at least 25% annual top line revenue growth, outperformed the Lipper Small Cap Growth Fund Index by 5.56% for the second quarter. While the Lipper Small Cap Growth Fund Index was down -3.87% for the quarter, the Jundt U.S. Emerging Growth Fund's Class A shares were up 1.69%* for the three months and 10.47%* for the first half of 1998. According to Lipper Analytical Services, Inc., the Jundt U.S. Emerging Growth Fund ranked in the top 2% of small cap funds with an average annual total return from its inception (January 2, 1996) through June 30, 1998 of 35.06%* for Class A shares.**

The small cap market continues to be negatively affected by two factors--the Asian problem, which has adversely impacted many technology companies, and the continued effect of indexing, which favors large companies over small companies. Nonetheless, telecommunications and retailing stocks helped us outperform the Russell 2000 Growth Index by 7.43% for second quarter and 5.01% for year-to-date on Class A* shares. With the valuations of emerging companies becoming even more attractive than large companies, the Jundt U.S. Emerging Growth Fund is well positioned for any renewal of interest in small company stocks.

LETTER TO SHAREHOLDERS (CONCLUDED)


JUNDT OPPORTUNITY FUND
The Jundt Opportunity Fund, a non-diversified capital appreciation fund, experienced both strong second quarter and year-to-date performance. While the Lipper Capital Appreciation Fund Index was up 1.69% for the quarter and 14.68% for the six-month period ending June 30, 1998, the Jundt Opportunity Fund's Class A shares were up 6.64%* and 17.86%* for the same periods. Lipper Analytical Services, Inc. ranked the Jundt Opportunity Fund in the top 5% of capital appreciation funds*** with an average annual total return from its inception (December 26, 1996) through June 30, 1998 of 38.89%* for Class A shares.

The Fund's recent performance can be attributed to price appreciation in internet stocks as well as in software technology, retailing and drug stocks.

JUNDT TWENTY-FIVE FUND
The Jundt Twenty-Five Fund, the newest member of the Jundt family of funds, had a strong six months. The Fund, which invests in 20-30 companies, is also a non-diversified capital appreciation fund. For the second quarter, the Fund's Class A shares were up 9.55%,* and for the six months ending June 30, 1998, the Fund's Class A shares were up 30.80%.*

The Jundt Twenty-Five Fund is a blended fund in that the companies in the portfolio typically are selected from the universe of stocks held by the Jundt U.S. Emerging Growth Fund and the Jundt Growth Fund. The Fund's 1998 performance can be attributed to strength in retailing, telecommunications and drug stocks.

The Jundt Funds had an excellent first half of 1998 with all four funds exceeding their individual benchmarks. Thank you for placing your trust in Jundt Associates. We value your business and look forward to a continued relationship.

Sincerely,


/s/ James R. Jundt

James R. Jundt
Chairman


*    Does not reflect the deduction of applicable sales charges.
** Based on average annual total return (without consideration of applicable sales charges) of 362 "small cap" mutual funds (treating separate classes of any funds as separate funds) for the period from 1/2/96 to 6/30/98, as published by Lipper Analytical Services, Inc.
*** Based on average annual total return (without consideration of applicable sales charges) of 211 "capital appreciation" mutual funds (treating separate classes of any funds as separate funds) for the period from 12/26/96 to 6/30/98, as published by Lipper Analytical Services, Inc.

JUNDT ASSOCIATES' APPROACH TO INVESTING: GROWTH FUND


JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multitrillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

The Growth Fund concentrates on medium- to large-capitalization companies, with at least half the equity securities consisting of companies that have annual revenues greater than $750 million. Within these parameters, the Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. Particular emphasis is placed on companies we believe will achieve annual rates of revenue growth of 15% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 1998
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

[CHART]

Insurance                                   2.7%

Healthcare Services                         1.2%

Restaurants                                 3.7%

Computer Services/Software                  8.8%

Internet Technology                         6.5%

Client Server Software                      6.5%

Energy                                      7.9%

Computer Hardware                           2.9%

Database Software                           4.3%

Telecommunication Infrastructure            9.6%

Retail                                     13.0%

Telecommunication Services                  8.1%

Medical Devices/Drugs                      16.5%

PERFORMANCE DATA: GROWTH FUND (UNAUDITED)


TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

               JUNDT GROWTH FUND(1)  JUNDT GROWTH FUND(1)
               (Class I shares with    (Class I shares       LIPPER GROWTH     RUSSELL 1000
                   sales charge)     without sales charge)*   FUND INDEX(3)       INDEX(2)
               --------------------  ----------------------  --------------    ------------
9/3/91                $ 9,475               $10,000            $10,000            $10,000
12/31/91               10,492                11,073             10,801             10,840
12/31/92               10,567                11,152             11,625             11,808
12/31/93               10,573                11,159             13,017             13,010
12/31/94               11,068                11,681             12,813             13,060
12/31/95               13,039                13,761             16,997             17,993
12/31/96               15,024                15,857             19,968             22,032
12/31/97               16,653                17,576             25,575             29,270
6/30/98                19,989                21,097             29,558             34,013


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED JUNE 30, 1998)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                 SINCE          SINCE
                                   1-YEAR         5-YEAR      INCEPTION(4)  INCEPTION(5)
----------------------------------------------------------------------------------------
JUNDT GROWTH CLASS A
Without sales charge*              26.97%            --             --          19.05%
With sales charge (a)              20.30             --             --          16.51
----------------------------------------------------------------------------------------
JUNDT GROWTH CLASS B
Without sales charge*              25.92             --             --          18.19
With sales charge (b)              21.92             --             --          17.25
----------------------------------------------------------------------------------------
JUNDT GROWTH CLASS C
Without sales charge*              26.38             --             --          18.30
With sales charge (c)              25.38             --             --          18.30
----------------------------------------------------------------------------------------
JUNDT GROWTH CLASS I
Without sales charge*              27.28          14.28%         11.55%            --
With sales charge (a)              20.60          13.05          10.68             --
----------------------------------------------------------------------------------------
RUSSELL 1000 INDEX                 30.15          22.38          19.64          28.95
----------------------------------------------------------------------------------------
LIPPER GROWTH FUND INDEX           28.27          19.47          17.19          24.78
----------------------------------------------------------------------------------------

* Applicable to investors who purchased shares at net asset value (without sales charges), including Class I shareholders, at the time of the Fund's conversion to an open-end fund on December 29, 1995.
(a) maximum initial sales charge of 5.25%.
(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.


(1) Total return is based on a hypothetical investment at the Fund's inception on September 3, 1991. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. Total return prior to December 29, 1995 reflects the Fund's performance as a closed-end fund. As an open-end fund, the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Since December 29, 1995, the Fund has offered its shares in four classes (currently, Class A, B, C and I). Class A, Class B and Class C performance will vary from Class I performance due to the differences in sales charges and expenses applicable to an investment in each such class. Prior to April 22, 1997, Class I shares were referred to as Class A shares, and the current Class A shares were referred to as Class D shares.

(2) The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is September 3, 1991.

(3) The Lipper Growth Fund Index is the composite performance of the 30 largest "growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is August 31, 1991.

(4) Inception dates are September 3, 1991 for the Fund's Class I shares and the Russell 1000 Index, and August 31, 1991 for the Lipper Growth Fund Index.

(5) Inception date is December 29, 1995 for the Fund's Class A, Class B and Class C shares and for index data.

PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                              JUNDT GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 1998



COMMON STOCKS
Industry Description and Issue              Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------
CLIENT SERVER SOFTWARE (6.5%)
----------------------------------------------------------------------------------------------------
     HBO & Company                                   113,000        $  1,659,652        $  3,983,250
     Peoplesoft Inc. (b)                              34,000           1,027,156           1,598,000
                                                                    --------------------------------
                                                                       2,686,808           5,581,250
                                                                    --------------------------------

COMPUTER HARDWARE (2.9%)
----------------------------------------------------------------------------------------------------
     Dell Computer Corporation (b)                    13,400             804,000           1,243,688
     Intel Corporation                                16,300           1,328,450           1,208,238
                                                                    --------------------------------
                                                                       2,132,450           2,451,926
                                                                    --------------------------------

COMPUTER SERVICES/SOFTWARE (8.8%)
----------------------------------------------------------------------------------------------------
     Computer Associates International, Inc.          22,050           1,000,391           1,225,153
     Microsoft Corporation (b)                        37,400           1,890,644           4,053,225
     Sterling Commerce, Inc. (b)                      46,200           1,680,473           2,240,700
                                                                    --------------------------------
                                                                       4,571,508           7,519,078
                                                                    --------------------------------

DATABASE SOFTWARE (4.3%)
----------------------------------------------------------------------------------------------------
     J.D. Edwards & Company (b)                       86,300           2,902,266           3,705,506
                                                                    --------------------------------

ENERGY (6.0%)
----------------------------------------------------------------------------------------------------
     BJ Services Company (b)                          49,100           1,729,192           1,426,969
     Cooper Cameron Corporation (b)                   14,300             942,415             729,300
     Santa Fe International Corporation               50,300           1,715,073           1,521,575
     Schlumberger Limited                             21,000           1,168,523           1,434,563
                                                                    --------------------------------
                                                                       5,555,203           5,112,407
                                                                    --------------------------------

HEALTHCARE SERVICES (1.2%)
----------------------------------------------------------------------------------------------------
     Omnicare, Inc.                                   26,500             804,895           1,010,312
                                                                    --------------------------------

INSURANCE (2.7%)
----------------------------------------------------------------------------------------------------
     The Progressive Corporation                      16,200           1,756,946           2,284,200
                                                                    --------------------------------

INTERNET TECHNOLOGY (6.5%)
-----------------------------------------------------------------------------------------------------
     America Online, Inc. (b)                         23,600           1,848,895           2,501,600
     Intuit Inc. (b)                                  30,400           1,760,712           1,862,000
     N2k Inc. (b)                                     66,000           1,983,263           1,295,250
                                                                    --------------------------------
                                                                       5,592,870           5,658,850
                                                                    --------------------------------


See accompanying notes to schedule of investments.                            5

                                                              JUNDT GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 1998



COMMON STOCKS (CONCLUDED)
Industry Description and Issue              Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (16.5%)
----------------------------------------------------------------------------------------------------
     Alza Corporation (b)                             17,600       $     858,972       $     761,200
     BioChem Pharma Inc. (b)                          37,400             815,382             991,100
     Boston Scientific Corporation (b)                36,000           2,527,454           2,578,500
     Centocor, Inc. (b)                               28,100           1,224,417           1,018,625
     CliniChem Development Inc. (b)                      935               5,493               5,376
     Pfizer Inc.                                      37,500           2,655,511           4,075,781
     Warner-Lambert Company                           67,800           3,133,919           4,703,625
                                                                    --------------------------------
                                                                      11,221,148          14,134,207
                                                                    --------------------------------

RESTAURANTS (3.7%)
-----------------------------------------------------------------------------------------------------
     Starbucks Corp. (b)                              59,700           1,754,640           3,190,219
                                                                    --------------------------------

RETAIL (13.0%)
----------------------------------------------------------------------------------------------------
     AutoZone, Inc. (b)                               51,900           1,522,090           1,657,556
     Bed, Bath & Beyond, Inc. (b)                     17,200             592,351             891,175
     Dollar General Corporation                       22,100             879,445             874,331
     Kohl's Corporation (b)                           15,900             873,428             824,812
     Staples, Inc. (b)                               102,993           1,288,366           2,980,360
     The Home Depot, Inc.                             47,324           1,493,401           3,930,850
                                                                    --------------------------------
                                                                       6,649,081          11,159,084
                                                                    --------------------------------

TELECOMMUNICATION INFRASTRUCTURE (9.6%)
----------------------------------------------------------------------------------------------------
     ADC Telecommunications, Inc. (b)                 29,100             710,874           1,063,059
     Cisco Systems, Inc. (b)                          21,600           1,149,534           1,988,550
     Lucent Technologies Inc.                         18,300             587,293           1,522,331
     Northern Telecom Ltd.                            24,700           1,220,396           1,401,725
     Tellabs, Inc. (b)                                31,300            944, 417           2,241,863
                                                                    --------------------------------
                                                                       4,612,514           8,217,528
                                                                    --------------------------------

TELECOMMUNICATION SERVICES (8.1%)
----------------------------------------------------------------------------------------------------
     AirTouch Communications, Inc. (b)                35,600           1,315,709           2,080,375
     Intermedia Communication Inc. (b)                19,800             823,067             830,363
     WorldCom, Inc. (b)                               83,600           1,585,592           4,049,375
                                                                    --------------------------------
                                                                       3,724,368           6,960,113
                                                                    --------------------------------

TOTAL COMMON STOCKS (89.8%)                                           53,964,697          76,984,680
                                                                    --------------------------------
                                                                    --------------------------------


See accompanying notes to schedule of investments.                            6

                                                              JUNDT GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                   JUNE 30, 1998



CONVERTIBLE CORPORATE BONDS
                                           Principal Amount/
Industry Description and Issue              Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------
ENERGY (1.9%)
----------------------------------------------------------------------------------------------------
     Lowes Corp., 3.125%, 9/15/07               $ 1,825,000         $  1,843,430        $  1,665,312
                                                                    --------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS (1.9%)                               1,843,430           1,665,312
                                                                    --------------------------------
                                                                    --------------------------------

SHORT-TERM SECURITIES
Issue
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.4%)
----------------------------------------------------------------------------------------------------
     Repurchase agreement with Merrill Lynch
      Government Securities, Inc., 5.60%
      acquired on 6/30/98 and due 7/01/98
      with proceeds of $4,608,717
      (collateralized by $4,600,000 U.S.
      Treasury Note, 5.875%, due 2/28/99,
      value including accrued interest,
      $4,793,094)                                  4,608,000           4,608,000           4,608,000
                                                                    --------------------------------

MONEY MARKET FUND (0.0%)
----------------------------------------------------------------------------------------------------
     Norwest Treasury Fund, 5.00% (c)                    446                 446                 446
                                                                    --------------------------------

TOTAL SHORT-TERM SECURITIES (5.4%)                                     4,608,446           4,608,446
                                                                    --------------------------------
                                                                    --------------------------------

     Total investments in securities (97.1%)                         $60,416,573 (d)      83,258,438
     Other assets in excess of liabilities (2.9%)                   ------------           2,495,298
                                                                    ------------       -------------

NET ASSETS (100.0%)                                                                      $85,753,736
                                                                                       -------------
                                                                                       -------------

 Notes to Schedule of Investments:
   Percentage of investments as shown is the ratio of the total market value to total net assets.
   (a) Securities are valued by procedures described in note 2 to the financial statements.
   (b) Presently non-income producing.
   (c) Rate changes to reflect market conditions. Rate disclosed is as of June 30, 1998.
   (d) Cost for federal income tax purposes at June 30, 1998, was $60,416,573. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

       -------------------------------------------------------------------------
       Gross unrealized appreciation                                 $24,894,455
       Gross unrealized depreciation                                  (2,052,590)
                                                                     -----------
       Net unrealized appreciation                                   $22,841,865
       -------------------------------------------------------------------------

JUNDT ASSOCIATES' APPROACH TO INVESTING: U.S. EMERGING GROWTH FUND


THE U.S. EMERGING GROWTH FUND CONCENTRATES ON SMALLER-CAPITALIZATION companies, with at least half the equity securities consisting of companies with annual revenues less than $750 million. Within these parameters, the U.S. Emerging Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. The focus is on companies capable of achieving annual rates of revenue growth of 25% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.

INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 1998
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Insurance                                   1.2%

Medical Devices/Drugs                       4.6%

Energy                                      5.3%

Computer Services/Software                 22.2%

Restaurants                                 5.5%

Retail                                      5.9%

Healthcare Services                         7.3%

Telecommunication Infrastructure           17.8%

Miscellaneous                               7.9%

Internet Technology                        10.0%

Telecommunication Services                  3.3%

PERFORMANCE DATA: U.S. EMERGING GROWTH FUND (UNAUDITED)


TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


                   JUNDT U.S.          JUNDT U.S.
                EMERGING GROWTH      EMERGING GROWTH
                    FUND(1)               FUND(1)
                (Class A shares     (Class A shares                        LIPPER SMALL Cap
                 without sales         with sales         RUSSELL 2000        GROWTH FUND
                     charge)*            charge)         GROWTH INDEX(2)        INDEX(3)
                ---------------     ----------------     ---------------   ----------------
1/2/96              $10,000              $9,475              $10,000            $10,000
12/31/96             14,340              13,588               11,114             11,451
12/31/97             19,150              18,145               12,553             13,158
6/30/98              21,155              20,045               13,237             14,003


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED JUNE 30, 1998)
-------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                            SINCE
                                                      1-YEAR            INCEPTION(4)
------------------------------------------------------------------------------------
JUNDT U.S EMERGING GROWTH CLASS A
Without sales charge*                                  30.59%              35.06%
With sales charge (a)                                  23.74               32.17
------------------------------------------------------------------------------------
JUNDT U.S EMERGING GROWTH CLASS B
Without sales charge*                                  29.66               34.28
With sales charge (b)                                  25.66               33.50
------------------------------------------------------------------------------------
JUNDT U.S EMERGING GROWTH CLASS C
Without sales charge*                                  29.71               34.27
With sales charge (c)                                  28.71               34.27
------------------------------------------------------------------------------------
JUNDT U.S EMERGING GROWTH CLASS I                      30.95               35.62
------------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX                              13.19               11.91
------------------------------------------------------------------------------------
LIPPER SMALL CAP GROWTH FUND INDEX                     15.52               14.41
------------------------------------------------------------------------------------

* Applicable to investors who purchased shares at net asset value (without sales charges).
(a)  maximum initial sales charge of 5.25%.
(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.


(1) Total return is based on a hypothetical investment at the Fund's inception on January 2, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares (reflecting the deduction of the maximum deferred sales charge of 4%), Class C shares and Class I shares (which are not subject to any sales charges) over the same time period was $20,551, $20,848 and $21,375, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class. Prior to April 22, 1997, Class I shares were referred to as Class A shares, and the current Class A shares were referred to as Class D shares.

(2) The Russell 2000 Growth Index measures the performance of the companies within the Russell 2000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is January 2, 1996.

(3) The Lipper Small Cap Growth Fund Index is the composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 29, 1995.

(4) Inception dates are January 2, 1996 for the Fund's shares, the Russell 2000 Growth Index, and December 29, 1995 for Lipper Small Cap Growth Fund Index data.

PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT U.S. EMERGING GROWTH FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES.

                                                 JUNDT U.S. EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 1998



COMMON STOCKS
Industry Description and Issue                        Number of Shares                Cost    Market value (a)
--------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES/SOFTWARE (22.2%)
--------------------------------------------------------------------------------------------------------------
     Aspect Development, Inc (b)                                7,200         $    379,925        $    544,500
     CBT Group Public Limited Company (b)(c)                   10,200              393,681             545,700
     Citrix Systems, Inc. (b)                                   4,300              210,419             294,013
     Documentum, Inc. (b)                                       8,400              340,802             403,200
     DSET Corporation (b)                                      20,000              320,000             302,500
     Envoy Corporation (b)                                      4,500              190,707             213,188
     Great Plains Software, Inc. (b)                           12,500              200,000             423,438
     HNC Software Inc. (b)                                      5,500              192,500             224,469
     Legato Systems, Inc. (b)                                   8,000              200,263             312,000
     Mobius Management Systems, Inc. (b)                       15,800              254,981             237,000
     Sapient Corporation (b)                                    5,400              216,675             284,850
     Technology Solutions Company (b)                           8,800              248,363             278,850
     Veritas Software Corporation (b)                          11,700              373,471             484,086
     Visio Corporation (b)                                      8,100              330,925             386,774
                                                                              --------------------------------
                                                                                 3,852,712           4,934,568
                                                                              --------------------------------

ENERGY (5.3%)
--------------------------------------------------------------------------------------------------------------
     BJ Services Company (b)                                   11,700              458,078             340,031
     Dril-Quip, Inc. (b)                                       15,000              360,000             393,750
     National-Oilwell, Inc. (b)                                16,100              563,081             431,681
                                                                              --------------------------------
                                                                                 1,381,159           1,165,462
                                                                              --------------------------------

HEALTHCARE SERVICES (7.3%)
--------------------------------------------------------------------------------------------------------------
     PAREXEL International Corporation (b)                     12,100              440,138             440,138
     Superior Consultant Holding Corporation (b)               17,400              613,400             750,375
     Snyder Communications, Inc. (b)                            9,600              390,770             422,400
                                                                              --------------------------------
                                                                                 1,444,308           1,612,913
                                                                              --------------------------------

INSURANCE (1.2%)
--------------------------------------------------------------------------------------------------------------
     Inspire Insurance Solutions, Inc. (b)                      8,000              173,250             266,000
                                                                              --------------------------------


See accompanying notes to schedule of investments.                            10

                                                 JUNDT U.S. EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    JUNE 30, 1998



COMMON STOCKS (CONTINUED)
Industry Description and Issue                        Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGY (10.0%)
--------------------------------------------------------------------------------------------------------------
     Doubleclick Inc. (b)                                       4,600        $     134,550        $    228,563
     Netgravity Inc. (b)                                       10,000               90,000             131,250
     Preview Travel, Inc. (b)                                  28,600              847,828             983,125
     N2k Inc. (b)                                              33,700              850,817             661,363
     Think New Ideas Inc. (b)                                   8,100              218,194             211,613
                                                                              --------------------------------
                                                                                 2,141,389           2,215,914
                                                                              --------------------------------

MEDICAL DEVICES/DRUGS (4.6%)
--------------------------------------------------------------------------------------------------------------
     BioChem Pharma Inc. (b)                                   20,000              430,000             530,000
     CliniChem Development Inc. (b)                               500                2,938               2,875
     Sabratek Corporation (b)                                  21,400              567,723             486,850
                                                                              --------------------------------
                                                                                 1,000,661           1,019,725
                                                                              --------------------------------

RESTAURANTS (5.5%)
--------------------------------------------------------------------------------------------------------------
     Famous Dave's of America, Inc. (b)                        40,000              237,500             200,000
     Starbucks Corp. (b)                                       19,200              693,826           1,026,000
                                                                              --------------------------------
                                                                                   931,326           1,226,000
                                                                              --------------------------------

RETAIL (5.9%)
--------------------------------------------------------------------------------------------------------------
     Hibbett Sporting Goods, Inc. (b)                           7,000              204,750             280,000
     Linens 'n Things, Inc. (b)                                 7,000              217,648             213,938
     Pacific Sunwear of California, Inc. (b)                    7,350              210,041             257,250
     Party City Corporation (b)                                19,050              362,300             559,594
                                                                              --------------------------------
                                                                                   994,739           1,310,782
                                                                              --------------------------------

TELECOMMUNICATION INFRASTRUCTURE (17.8%)
--------------------------------------------------------------------------------------------------------------
     Advanced Fibre Communications, Inc. (b)                   15,900              463,106             636,994
     At Home Corporation (b)                                    4,800               62,406             227,100
     Concord Communications, Inc. (b)                          17,000              443,188             434,562
     Genesys Telecommunications Laboratories, Inc. (b)          6,400              189,245             211,600
     Geotel Communications Corporation (b)                     28,600              552,792           1,165,450
     Saville Systems PLC (b)(c)                                12,600              476,798             631,577
     Uniphase Corporation (b)                                  10,400              409,071             652,925
                                                                              --------------------------------
                                                                                 2,596,606           3,960,208
                                                                              --------------------------------


See accompanying notes to schedule of investments.                            11


                                                 JUNDT U.S. EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    JUNE 30, 1998



COMMON STOCKS (CONCLUDED)
Industry Description and Issue                        Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (3.3%)
--------------------------------------------------------------------------------------------------------------
     International Telecommunications Data Systems, Inc. (b)    7,200         $    193,469        $    208,800
     Pacific Gateway Exchange, Inc. (b)                        13,300              517,799             532,831
                                                                              --------------------------------
                                                                                   711,268             741,631
                                                                              --------------------------------

MISCELLANEOUS (7.9%)
--------------------------------------------------------------------------------------------------------------
     ABR Information Services, Inc. (b)                        13,300              364,387             315,874
     AHL Services, Inc. (b)                                     6,400              210,324             252,000
     Concord EFS, Inc. (b)                                     24,600              480,121             642,674
     Sunrise Assisted Living, Inc. (b)                         16,100              585,700             553,437
                                                                              --------------------------------
                                                                                 1,640,532           1,763,985
                                                                              --------------------------------

TOTAL COMMON STOCKS (91.0%)                                                     16,867,950          20,217,188
                                                                              --------------------------------
                                                                              --------------------------------


See accompanying notes to schedule of investments.                            12


                                                 JUNDT U.S. EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    JUNE 30, 1998



SHORT-TERM SECURITIES
                                                     Principal Amount/
Issue                                                 Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.3%)
--------------------------------------------------------------------------------------------------------------
     Repurchase agreement with Merrill Lynch
     Government Securities, Inc., 5.60% acquired
     on 6/30/98 and due 7/01/98 with proceeds of
     $1,837,286 (collateralized by $1,835,000
     U.S. Treasury Note, 5.875%, due 2/28/99,
     value including accrued interest, $1,912,028)         $1,837,000         $  1,837,000        $  1,837,000
                                                                              --------------------------------
                                                                                 1,837,000           1,837,000
                                                                              --------------------------------

MONEY MARKET FUND (0.0%)
--------------------------------------------------------------------------------------------------------------
     Norwest Treasury Fund, 5.00% (d)                             347                  347                 347
                                                                              --------------------------------

TOTAL SHORT-TERM SECURITIES (8.3%)                                               1,837,347           1,837,347
                                                                              --------------------------------
                                                                              --------------------------------

     Total investments in securities (99.3%)                                  $ 18,705,297(e)       22,054,535
                                                                              ------------
     Other assets in excess of liabilities (0.7%)                             ------------             170,142
                                                                                                  ------------

NET ASSETS (100.0%)                                                                               $ 22,224,677
                                                                                                  ------------
                                                                                                  ------------

Notes to Schedule of Investments:
     Percentage of investments as shown is the ratio of the total market value to total net assets.
     (a) Securities are valued by procedures described in note 2 to the financial statements.
     (b)  Presently non-income producing.
     (c)  American Depository Receipt.
     (d) Rate changes to reflect market conditions. Rate disclosed is as of June 30, 1998.
     (e) Cost for federal income tax purposes at June 30, 1998 was $18,705,297. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

          ----------------------------------------------------------------------
          Gross unrealized appreciation                              $4,041,746
          Gross unrealized depreciation                                (692,508)
                                                                     ----------
          Net unrealized appreciation                                $3,349,238
          ----------------------------------------------------------------------

JUNDT ASSOCIATES' APPROACH TO INVESTING: OPPORTUNITY FUND


THE OPPORTUNITY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION BY utilizing an aggressive yet very flexible investment program. While a percentage of equity holdings in the Opportunity Fund may at times mirror those in the Growth and the U.S. Emerging Growth Funds, the Opportunity Fund also may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the investment adviser, to enable the Opportunity Fund to achieve its objective of capital appreciation. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.



INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 1998 (AS A PERCENTAGE OF NET ASSETS)
------------------------------------------------------------------------
[CHART]

Restaurants                          2.7%

Computer Services/
Software                            12.1%

Miscellaneous                        4.9%

Retail                               5.0%

Client Server Software               5.6%

Energy                               6.9%

Computer Hardware                    2.0%

Database Software                    5.4%

Telecommunication
Infrastructure                       9.6%

Telecommunication
Services                             2.9%

Medical Devices/Drugs               24.9%

Internet
Technology                          18.6%

PERFORMANCE DATA: OPPORTUNITY FUND (UNAUDITED)


TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

              JUNDT OPPORTUNITY FUND(1)                               JUNDT OPPORTUNITY FUND(1)
              (Class A shares with            LIPPER CAPITAL             (Class A shares          RUSSELL 3000
                 sales charge)           APPRECIATION FUND INDEX(3)    without sales charge)*       INDEX(2)
              -------------------------  ---------------------------  -------------------------   ------------
  12/26/96           $ 9,475                    $10,000                       $10,000               $10,000
  12/31/96             9,352                     10,010                         9,870                 9,885
   6/30/97            13,200                     11,998                        13,932                13,027
  12/31/97            14,589                     13,531                        15,397                14,727
   6/30/98            15,558                     13,773                        16,420                14,995


AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 1998)
----------------------------------------------------------------

                                                       SINCE
                                  1-YEAR           INCEPTION(4)
----------------------------------------------------------------
JUNDT OPPORTUNITY CLASS A
Without sales charge*              44.93%              38.89%
With sales charge (a)              37.32               34.02
----------------------------------------------------------------
JUNDT OPPORTUNITY CLASS B
Without sales charge*              44.02               37.99
With sales charge (b)              40.02               35.73
----------------------------------------------------------------
JUNDT OPPORTUNITY CLASS C
Without sales charge*              43.90               37.92
With sales charge (c)              42.90               37.92
----------------------------------------------------------------
JUNDT OPPORTUNITY CLASS I          45.36               39.33
----------------------------------------------------------------
RUSSELL 3000 INDEX                 28.81               30.78
----------------------------------------------------------------
LIPPER CAPITAL APPRECIATION
FUND INDEX                         24.90               23.56
----------------------------------------------------------------

* Applicable to investors who purchased shares at net asset value (without sales charges).
(a)  maximum initial sales charge of 5.25%.
(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1) Total return is based on a hypothetical investment at the Fund's inception on December 26, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares (reflecting the deduction of the maximum deferred sales charge of 4%), Class C shares and Class I shares (which are not subject to any sales charges) over the same time period was $15,859, $16,247 and $16,499, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class. Prior to April 22, 1997, Class I shares were referred to as Class A shares, and the current Class A shares were referred to as Class D shares.

(2) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 26, 1996.

(3) The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 26, 1996.

(4) Inception date is December 26, 1996 for both the Fund's shares and index data.

PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK. PERFORMANCE INFORMATION RELATING TO JUNDT OPPORTUNITY FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                          JUNDT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 1998



COMMON STOCKS
Industry Description and Issue                        Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------------
CLIENT SERVER SOFTWARE (5.6%)
--------------------------------------------------------------------------------------------------------------
     HBO & Company                                              8,000         $    170,250        $    282,000
     Peoplesoft Inc. (b)                                       12,800              577,600             601,600
                                                                              --------------------------------
                                                                                   747,850             883,600
                                                                              --------------------------------

COMPUTER HARDWARE (2.0%)
--------------------------------------------------------------------------------------------------------------
     Dell Computer Corporation (b)                              3,400              286,450             315,563
                                                                              --------------------------------

COMPUTER SERVICES/SOFTWARE (12.1%)
--------------------------------------------------------------------------------------------------------------
     Compuware Corporation (b)                                 12,400              483,025             633,950
     Microsoft Corporation (b)                                  6,300              577,237             682,762
     Veritas Software Corporation (b)                          14,700              585,930             608,213
                                                                              --------------------------------
                                                                                 1,646,192           1,924,925
                                                                              --------------------------------

DATABASE SOFTWARE (5.4%)
--------------------------------------------------------------------------------------------------------------
     J.D. Edwards & Company (b)                                19,800              642,925             850,163
                                                                              --------------------------------

ENERGY (3.4%)
--------------------------------------------------------------------------------------------------------------
     Cooper Cameron Corporation (b)                             4,000              231,856             204,000
     IRI International Corporation (b)                         32,000              458,019             344,000
                                                                              --------------------------------
                                                                                   689,875             548,000
                                                                              --------------------------------

INTERNET TECHNOLOGY (18.6%)
--------------------------------------------------------------------------------------------------------------
     America Online, Inc. (b)                                   6,200              570,885             657,200
     Excite, Inc. (b)                                           5,100              359,630             476,850
     Intuit Inc. (b)                                           11,000              537,625             673,750
     N2k Inc. (b)                                              22,000              537,937             431,750
     Preview Travel, Inc. (b)                                  20,700              653,451             711,562
                                                                              --------------------------------
                                                                                 2,659,528           2,951,112
                                                                              --------------------------------

MEDICAL DEVICES/DRUGS (24.9%)
--------------------------------------------------------------------------------------------------------------
     Eli Lilly and Company                                     12,400              780,335             819,175
     Pfizer Inc.                                               10,400            1,166,206           1,130,350
     Sabratek Corporation (b)                                  24,100              650,613             548,275
     Warner-Lambert Company                                    12,000              528,070             832,500
     Visix Inc. (b)                                            10,400              598,040             618,800
                                                                              --------------------------------
                                                                                 3,723,264           3,949,100
                                                                              --------------------------------


See accompanying notes to schedule of investments.                            16


                                                          JUNDT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    JUNE 30, 1998



COMMON STOCKS (CONCLUDED)
Industry Description and Issue                       Number of Shares                 Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------------
RESTAURANTS (2.7%)
--------------------------------------------------------------------------------------------------------------
     Starbucks Corp. (b)                                        8,100         $    344,688        $    432,844
                                                                              --------------------------------

RETAIL (5.0%)
--------------------------------------------------------------------------------------------------------------
     Best Buy Inc. (b)                                          9,200              307,232             332,350
     The Home Depot, Inc.                                       5,500              317,611             456,844
                                                                              --------------------------------
                                                                                   624,843             789,194
                                                                              --------------------------------

TELECOMMUNICATION INFRASTRUCTURE (9.6%)
--------------------------------------------------------------------------------------------------------------
     Ascend Communications, Inc. (b)                           10,500              376,615             520,406
     At Home Corporation (b)                                    3,200              116,800             151,400
     Geotel Communications Corporation (b)                     20,900              626,163             851,675
                                                                              --------------------------------
                                                                                 1,119,578           1,523,481
                                                                              --------------------------------

TELECOMMUNICATION SERVICES (2.9%)
--------------------------------------------------------------------------------------------------------------
     Pacific Gateway Exchange, Inc. (b)                        11,600              514,675             464,725
                                                                              --------------------------------

MISCELLANEOUS (4.9%)
--------------------------------------------------------------------------------------------------------------
     CorporateFamily Solution, Inc. (b)                        13,000              339,405             325,000
     Amdocs Limited (b)                                        20,000              280,000             302,500
     Maxim Integrated Products, Inc. (b)                        4,800              144,000             152,100
                                                                              --------------------------------
                                                                                   763,405             779,600
                                                                              --------------------------------

TOTAL COMMON STOCKS (97.1%)                                                     13,763,273          15,412,307
                                                                              --------------------------------
                                                                              --------------------------------


See accompanying notes to schedule of investments.                            17


                                                          JUNDT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    JUNE 30, 1998



CONVERTIBLE CORPORATE BONDS
                                                    Principal Amount/
Industry Description and Issue                       Number of Shares                 Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------------
ENERGY (3.5%)
--------------------------------------------------------------------------------------------------------------
     Lowes Corp., 3.125%, 9/15/07                          $  606,000         $    626,876        $    552,974
                                                                              --------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS (3.5%)                                           626,876             552,974
                                                                              --------------------------------
                                                                              --------------------------------

SHORT-TERM SECURITIES (0.0%)
Issue
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND (0.0%)
--------------------------------------------------------------------------------------------------------------
     Norwest Treasury Fund, 5.00% (c)                             599                  599                 599
                                                                              --------------------------------

TOTAL SHORT-TERM SECURITIES (0.0%)                                                     599                 599
                                                                              --------------------------------
     Total investments in securities (100.6%)                                 $ 14,390,748(d)       15,965,880
                                                                              ------------
                                                                              ------------
     Liabilities in excess of other assets (-0.6%)                                                     (95,888)
                                                                                                  ------------

NET ASSETS (100.0%)                                                                               $ 15,869,992
                                                                                                  ------------
                                                                                                  ------------

Notes to Schedule of Investments:
     Percentage of investments as shown is the ratio of the total market value to total net assets.
     (a) Securities are valued by procedures described in note 2 to the financial statements.
     (b)  Presently non-income producing.
     (c) Rate changes to reflect market conditions. Rate disclosed is as of June 30, 1998.
     (d) Cost for federal income tax purposes at June 30, 1998 was $14,390,748. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

          ----------------------------------------------------------------------
          Gross unrealized appreciation                              $2,099,644
          Gross unrealized depreciation                                (524,512)
                                                                     ----------
          Net unrealized appreciation                                $1,575,132
          ----------------------------------------------------------------------

JUNDT ASSOCIATES' APPROACH TO INVESTING: TWENTY-FIVE FUND


THE TWENTY-FIVE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM CAPITAL appreciation by investing in a core portfolio of approximately 20 to 30 issues of common stock. In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies in this Fund will typically be companies that also are represented in the other Jundt Funds.

Because this Fund is a non-diversified fund, Jundt Associates may, with respect to 50% of the assets of the Fund, use broad investment discretion in the pursuit of the investment objective. However, investment company regulations require that at least 50% of the Fund's assets must be fully diversified. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.

INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 1998
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

[CHART]

Restaurants                                  4.1%

Retail                                       5.2%

Computer Services/Software                  12.5%

Internet Technology                         15.0%

Client Server Software                       3.6%

Computer Hardware                            3.5%

Database Software                            5.4%

Telecommunication Services                   7.7%

Medical Devices/Drugs                       21.5%

Telecommunication Infrastructure            13.2%

PERFORMANCE DATA: TWENTY-FIVE FUND (UNAUDITED)


TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
              JUNDT TWENTY-FIVE FUND(1)      JUNDT TWENTY-FIVE FUND(1)
               (Class A shares without         (Class A shares with       RUSSELL 1000            LIPPER CAPITAL APPRECIATION
                    sales charge)*                  sales charge)         GROWTH INDEX(2)         FUND INDEX(3)
------------------------------------------------------------------------------------------------------------------------------
12/31/97                          $10,000                       $9,475                 $10,000                        $10,000
------------------------------------------------------------------------------------------------------------------------------
 6/30/98                           13,080                       12,393                  12,038                         11,469
------------------------------------------------------------------------------------------------------------------------------



AGGREGATE ANNUAL TOTAL RETURNS (for periods ended June 30, 1998)

------------------------------------------------------------
                                                       SINCE
                                                 INCEPTION(4)
                                                 -----------
------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS A
Without sales charge*                                  30.80%
With sales charge (a)                                  23.93
------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS B
Without sales charge*                                  30.40
With sales charge (b)                                  26.40
------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS C
Without sales charge*                                  30.40
With sales charge (c)                                  29.40
------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS I                              31.00
------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                              20.38
------------------------------------------------------------
LIPPER CAPITAL APPRECIATION
FUND INDEX                                             14.69
------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).

(a)  maximum initial sales charge of 5.25%.

(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.

(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1) Total return is based on a hypothetical investment at the Fund's inception on December 31, 1997. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares (reflecting the deduction of the maximum deferred sales charge of 4%), Class C shares and Class I shares (which are not subject to any sales charges) over the same time period was $12,640, $12,940 and $13,100, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2) The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1997.

(3) The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1997.

(4) Inception date is December 31, 1997 for both the Fund's shares and index data.

PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS. PERFORMANCE INFORMATION RELATING TO JUNDT TWENTY-FIVE FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                          JUNDT TWENTY-FIVE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 1998


COMMON STOCKS
Industry Description and Issue              Number of Shares                Cost     Market Value (a)
-----------------------------------------------------------------------------------------------------
CLIENT SERVER SOFTWARE (3.6%)
-----------------------------------------------------------------------------------------------------
     HBO & Company                                     3,200        $     81,850        $    112,800
                                                                   ----------------------------------

COMPUTER HARDWARE (3.5%)
-----------------------------------------------------------------------------------------------------
     Dell Computer Corporation (b)                     1,200             106,388             111,375
                                                                   ----------------------------------

COMPUTER SERVICES/SOFTWARE (12.5%)
-----------------------------------------------------------------------------------------------------
     Aspect Development, Inc. (b)                        900              52,650              68,062
     Compuware Corporation (b)                         2,300              93,481             117,587
     Sapient Corporation (b)                           1,800              81,413              94,950
     Veritas Software Corporation (b)                  2,700             107,620             111,713
                                                                   ----------------------------------
                                                                         335,164             392,312
                                                                   ----------------------------------

DATABASE SOFTWARE (5.4%)
-----------------------------------------------------------------------------------------------------
     J.D. Edwards & Company (b)                        4,000             129,750             171,750
                                                                   ----------------------------------

INTERNET TECHNOLOGY (15.0%)
-----------------------------------------------------------------------------------------------------
     America Online, Inc. (b)                          1,200             110,561             127,200
     Excite, Inc. (b)                                  1,000              70,516              93,500
     Intuit Inc. (b)                                   1,900             117,444             116,375
     Preview Travel, Inc. (b)                          3,900             113,839             134,062
                                                                   ----------------------------------
                                                                         412,360             471,137
                                                                   ----------------------------------

MEDICAL DEVICES/DRUGS (21.5%)
-----------------------------------------------------------------------------------------------------
     Boston Scientific Corporation (b)                 1,000              70,776              71,625
     Eli Lilly and Company                             1,800             118,233             118,913
     Pfizer Inc.                                       2,000             221,566             217,375
     Sabratek Corporation (b)                          4,500             142,588             102,375
     Warner-Lambert Company                            2,400             127,221             166,500
                                                                   ----------------------------------
                                                                         680,384             676,788
                                                                   ----------------------------------


See accompanying notes to schedule of investments.


                                                                              21



                                                          JUNDT TWENTY-FIVE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    JUNE 30, 1998


COMMON STOCKS (CONCLUDED)
Industry Description and Issue              Number of Shares                Cost     Market Value (a)
-----------------------------------------------------------------------------------------------------

RESTAURANTS (4.1%)
-----------------------------------------------------------------------------------------------------
     Starbucks Corp. (b)                               2,400         $   100,069         $   128,250
                                                                   ----------------------------------

RETAIL (5.2%)
-----------------------------------------------------------------------------------------------------
     Restoration Hardware, Inc. (b)                    2,500              47,500              62,813
     The Home Depot, Inc.                              1,200              77,509              99,675
                                                                   ----------------------------------
                                                                         125,009             162,488
                                                                   ----------------------------------

TELECOMMUNICATION INFRASTRUCTURE (13.2%)
-----------------------------------------------------------------------------------------------------
     Advanced Fibre Communications, Inc. (b)           2,100              82,162              84,131
     Cisco Systems Inc. (b)                            1,600             134,050             147,300
     Geotel Communications Corporation (b)             3,600             106,650             146,700
     Tellabs, Inc. (b)                                   500              30,250              35,813
                                                                   ----------------------------------
                                                                         353,112             413,944
                                                                   ----------------------------------

TELECOMMUNICATION SERVICES (7.7%)
-----------------------------------------------------------------------------------------------------
     AirTouch Communications, Inc. (b)                 1,600              78,465              93,500
     WorldCom, Inc. (b)                                3,100             129,331             150,156
                                                                   ----------------------------------
                                                                         207,796             243,656
                                                                   ----------------------------------

TOTAL COMMON STOCKS (91.7%)                                            2,531,882           2,884,500
                                                                   ----------------------------------
                                                                   ----------------------------------



See accompanying notes to schedule of investments.                            22


                                                          JUNDT TWENTY-FIVE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    JUNE 30, 1998



SHORT-TERM SECURITIES (8.6%)
                                           Principal Amount/
Issue                                       Number of Shares                Cost     Market Value (a)
----------------------------------------------------------------------------------------------------
MONEY MARKET FUND (8.6%)
----------------------------------------------------------------------------------------------------
     Norwest Treasury Fund, 5.00% (c)                135,000        $    135,000       $     135,000
     Norwest U.S. Government Fund, 5.30% (c)         135,000             135,000             135,000
                                                                   ----------------------------------
                                                                         270,000             270,000
                                                                   ----------------------------------

TOTAL SHORT-TERM SECURITIES (8.6%)                                       270,000             270,000
                                                                   ----------------------------------
                                                                   ----------------------------------

     Total investments in securities (100.3%)                       $  2,801,882(d)        3,154,500
                                                                    ------------
                                                                    ------------
     Liabilities in excess of other assets (-0.3%)                                           (10,413)
                                                                                        ------------

NET ASSETS (100.0%)                                                                     $  3,144,087
                                                                                        ------------
                                                                                        ------------



Notes to Schedule of Investments:
 Percentage of investments as shown is the ratio of the total market value to total net assets.
 (a) Securities are valued by procedures described in note 2 to the financial statements.
 (b) Presently non-income producing.
 (c) Rate changes to reflect market conditions. Rate disclosed is as of June 30, 1998.
 (d) Cost for federal income tax purposes at June 30,1998 was $2,801,882. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:
     -------------------------------------------
     Gross unrealized appreciation      $398,091
     Gross unrealized depreciation       (45,473)
                                        --------
     Net unrealized appreciation        $352,618
     -------------------------------------------

FINANCIAL STATEMENTS (UNAUDITED)                                   JUNE 30, 1998



STATEMENTS OF ASSETS AND LIABILITIES
                                                       Jundt          Jundt U.S.               Jundt               Jundt
                                                      Growth            Emerging         Opportunity         Twenty-Five
                                                        Fund         Growth Fund                Fund                Fund
-------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------
     Investment in securities, at market value
       (note 2) including repurchase agreements
       of $4,608,000, $1,837,000, $0 and $0,
       respectively (identified cost: $60,416,573,
       $18,705,297, $14,390,748 and $2,801,882,
       respectively)                             $83,258,438         $22,054,535         $15,965,880          $3,154,500
     Cash                                                 --                  --               2,291              33,910
     Receivable for securities sold                5,800,654             515,804             561,925              46,511
     Receivable for capital shares sold                2,500              82,597              31,434              13,083
     Dividends and accrued interest receivable        27,695                 286               5,718                 177
     Receivable from investment adviser                   --              25,141              22,448              15,171
     Deferred organization costs                          --              43,489              29,672              65,807
     Prepaid expenses and other assets                 4,617              18,463              21,895                  --
                                                 ------------------------------------------------------------------------
       Total assets                               89,093,904          22,740,315          16,641,263           3,329,159
                                                 ------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------
     Loans payable (note 5)                               --                  --             674,000                  --
     Payable for capital shares redeemed             250,433             202,839              23,589                  57
     Payable for securities purchased              2,830,616             197,200                  --             117,444
     Accrued investment advisory fee                  67,699              17,097              15,705               3,002
     Accrued administrative fee                       13,540               3,419               3,288               3,288
     Accrued distribution fee                            475               6,419               3,832                 333
     Interest payable (note 5)                            --                  --               1,928                  --
     Accrued expenses and other liabilities          177,405              88,664              48,929              60,948
                                                 ------------------------------------------------------------------------
       Total liabilities                           3,340,168             515,638             771,271             185,072
                                                 ------------------------------------------------------------------------
     Net assets applicable to outstanding
       capital stock                             $85,753,736         $22,224,677         $15,869,992          $3,144,087
                                                 ------------------------------------------------------------------------
                                                 ------------------------------------------------------------------------





--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               24

FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)                       JUNE 30, 1998


STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
                                                       Jundt          Jundt U.S.               Jundt               Jundt
                                                      Growth            Emerging         Opportunity         Twenty-Five
                                                        Fund         Growth Fund                Fund                Fund
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------------------------
     Capital stock (note 1)                    $  53,279,796       $  18,440,613       $  13,723,866       $   2,605,135
     Net investment loss                            (600,653)           (176,363)           (134,341)             (8,610)
     Accumulated net realized gain
       on investments                             10,232,728             611,189             705,335             194,944
     Unrealized appreciation on investments       22,841,865           3,349,238           1,575,132             352,618
                                               --------------------------------------------------------------------------
     Total, representing net assets
       applicable to outstanding
       capital stock                           $  85,753,736       $  22,224,677       $  15,869,992       $   3,144,087
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------
     Net assets applicable to
       outstanding Class A shares              $     662,805       $   4,277,142       $   3,406,030       $     757,105
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------
     Net assets applicable to
       outstanding Class B shares              $     347,506       $   4,940,397       $   3,527,838       $      54,235
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------
     Net assets applicable to
       outstanding Class C shares              $      95,280       $   2,404,904       $     663,534       $     201,968
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------
     Net assets applicable to
       outstanding Class I shares              $  84,648,145       $  10,602,234       $   8,272,590       $   2,130,779
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------
     Class A shares of capital stock
       outstanding: 38,945, 295,745,
       261,975 and 57,862, respectively        $       17.02       $       14.46       $       13.00       $       13.08
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------
     Class B shares of capital stock
       outstanding: 20,806, 347,911,
       274,490 and 4,160, respectively         $       16.70       $       14.20       $       12.85       $       13.04
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------
     Class C shares of capital stock
       outstanding: 5,694, 169,456,
       51,683 and 15,493, respectively         $       16.73       $       14.19       $       12.84       $       13.04
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------
     Class I shares of capital stock
       outstanding: 4,938,978, 723,193,
       632,932 and 162,610, respectively       $       17.14       $       14.66       $       13.07       $       13.10
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------

See accompanying notes to financial statements.                               25

FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)                        JUNE 30, 1997


STATEMENTS OF OPERATIONS
                                                                   Jundt U.S.
                                                     Jundt      Emerging Growth           Jundt              Jundt
For the six months ended 6/30/98                 Growth Fund          Fund           Opportunity Fund   Twenty-Five Fund
-------------------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------------------
     Interest                                  $      97,734       $      54,988       $      40,536       $       9,700
     Dividends                                       111,031               2,938              14,623               2,113
                                               --------------------------------------------------------------------------
                                                     208,765              57,926              55,159              11,813
                                               --------------------------------------------------------------------------

EXPENSES (note 4)
-------------------------------------------------------------------------------------------------------------------------
     Investment management fee                       408,322             100,101              84,853              12,644
     Transfer agent fee                              128,449              65,811              50,680              30,938
     Administrative fee                               81,665              20,020              19,836              19,836
     Legal fees                                       38,773              15,115               8,771               6,433
     Audit fees                                       24,334               7,970               6,984               1,703
     Reports to shareholders                          23,575               4,302               2,692                 900
     Directors' fees                                  36,282               7,177               4,469               3,477
     Registration fee                                 31,188              27,826              25,667              30,037
     Custodian fee                                    15,667              12,084               9,466               6,956
     Amortization of deferred organization costs          --               8,601               4,212              31,369
     Account maintenance fee:
       Class A                                           768               4,185               2,913                 366
       Class B                                           330               5,536               3,550                  25
       Class C                                           111               2,242                 699                 126
     Distribution fee:
       Class B                                           990              16,609              10,650                  77
       Class C                                           334               6,726               2,096                 376
     Other                                            18,630              13,166               9,575               5,695
                                               --------------------------------------------------------------------------
         Total expenses before interest
           expense and reimbursement                 809,418             317,471             247,113             150,958
     Interest expense (note 5)                            --                  --               8,004                  --
     Reimbursement of expenses                            --            (127,017)           (103,373)           (130,535)
                                               --------------------------------------------------------------------------
         Expenses after interest expense and
           reimbursement                             809,418             190,454             151,744              20,423
                                               --------------------------------------------------------------------------
     Net investment loss                            (600,653)           (132,528)            (96,585)             (8,610)
                                               --------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
     Net realized gain on investments
        and futures transactions (note 3)         11,212,720             332,728             737,717             194,944
     Net realized gain on short sale
        transactions (note 3)                             --                                  63,932                  --
                                               --------------------------------------------------------------------------
     Net realized gain on investments,
       futures transactions and short
       sale transactions                          11,212,720             332,728             801,649             194,944
     Net change in unrealized appreciation
       (depreciation) on investments               4,400,554           1,891,036           1,624,658             352,618
                                               --------------------------------------------------------------------------
         Net gain on investments                  15,613,274           2,223,764           2,426,307             547,562
                                               --------------------------------------------------------------------------
     Net increase in net assets resulting
        from operations                        $  15,012,621       $   2,091,236       $   2,329,722       $     538,952
                                               --------------------------------------------------------------------------
                                               --------------------------------------------------------------------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               26

                                                         JUNDT GROWTH FUND, INC.
FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)                       JUNE 30, 1998

STATEMENT OF CASH FLOWS

For the six months ended 6/30/98                                                                  Jundt Opportunity Fund
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH
------------------------------------------------------------------------------------------------------------------------
Cash flows used for operating activities
  Dividends and interest received                                                                          $      52,476
  Operating expenses paid                                                                                       (223,161)
  Reimbursement from investment adviser                                                                           71,376
  Interest expense paid                                                                                           (6,310)
  Purchases of short-term investments, net                                                                       567,934
  Purchases of long-term investments                                                                         (29,135,166)
  Proceeds from sales of long-term investments                                                                22,255,500
  Proceeds from short sale transactions                                                                        2,644,510
  Purchases to close short sale transactions                                                                  (2,580,578)
  Net cash used for futures transactions                                                                        (132,919)
                                                                                                           -------------
    Net cash used for operating activities                                                                    (6,486,338)
                                                                                                           -------------

Cash flows provided by financing activities
  Net capital share transactions                                                                               5,813,091
  Proceeds from borrowings                                                                                     6,348,100
  Repayment of borrowings                                                                                     (5,674,100)
                                                                                                           -------------
   Net cash provided by financing activities                                                                   6,487,091
                                                                                                           -------------
Net increase in cash                                                                                                 753
  Cash at beginning of period                                                                                      1,538
                                                                                                           -------------
  Cash at end of period                                                                                    $       2,291
                                                                                                           -------------
                                                                                                           -------------

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
 TO NET CASH USED FOR OPERATING ACTIVITIES
------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                                     $   2,329,722
                                                                                                           -------------
  Increase in investments                                                                                     (5,566,925)
  Net realized gain on investments                                                                              (737,717)
  Net realized gain on short sale transactions                                                                   (63,932)
  Net realized gain from futures transactions                                                                   (132,919)
  Net change in unrealized appreciation on investments                                                        (1,624,658)
  Increase in dividends and accrued interest receivable                                                           (2,683)
  Increase in receivable for investments sold                                                                   (561,925)
  Increase in reimbursement from investment adviser                                                              (22,448)
  Decrease in other assets                                                                                         4,621
  Decrease in payable for investments purchased                                                                 (118,950)
  Increase in interest payable                                                                                     1,694
  Increase in accrued expenses and other liabilities                                                               9,782
                                                                                                           -------------
Total adjustments                                                                                             (8,816,060)
                                                                                                           -------------
Net cash used for operating activities                                                                     $  (6,486,338)
                                                                                                           -------------
                                                                                                           -------------


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               27

FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)                       JUNE 30, 1998

STATEMENTS OF CHANGES IN NET ASSETS

                                                             Jundt Growth Fund                Jundt U.S. Emerging Growth Fund
                                                    --------------------------------------------------------------------------
                                                       For the six                            For the six
                                                      months ended                           months ended
                                                       6/30/1998           Year ended          6/30/1998           Year ended
                                                      (unaudited)           12/31/97          (unaudited)           12/31/97
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
     Investment loss-net                              $  (600,653)        $(1,110,023)        $  (132,528)        $  (150,706)
     Net realized gain on investments, futures
       transactions and short sale transactions        11,212,720           8,023,453             332,728           4,679,699
     Net change in unrealized appreciation
       (depreciation) on investments                    4,400,554           2,470,376           1,891,036             100,400
                                                    --------------------------------------------------------------------------

     Net increase in net assets resulting
       from operations                                 15,012,621           9,383,806          2,091,236            4,629,393
                                                    --------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
     Realized capital gains-net                                --          (4,654,856)                 --          (3,890,930)
                                                    --------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
     Net proceeds from shares sold:
       Class A shares                                      41,988             370,587           2,251,848             958,365
       Class B shares                                     123,198             206,044           2,212,191           1,851,712
       Class C shares                                      18,650              75,777             995,636             552,081
       Class I shares                                     260,820             624,608              19,366             610,384
     Distributions reinvested:
       Class A shares                                          --              26,802                  --             287,832
       Class B shares                                          --               9,539                  --             740,993
       Class C shares                                          --               1,574                  --             309,113
       Class I shares                                          --           3,135,404                  --           2,200,213
     Cost of shares redeemed:
       Class A shares                                     (97,137)           (133,803)           (522,217)           (402,649)
       Class B shares                                     (11,977)            (60,621)         (1,521,897)           (373,611)
       Class C shares                                     (19,085)                 --            (289,374)         (1,301,365)
       Class I shares                                 (11,412,249)        (23,984,987)         (2,207,025)           (751,255)
     Net increase (decrease)                        --------------------------------------------------------------------------
       in net assets from capital
       share transactions                             (11,095,792)        (19,729,076)            938,528           4,681,813
                                                    --------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets            3,916,829         (15,000,126)          3,029,764           5,420,276
     Net assets at beginning of period                 81,836,907          96,837,033          19,194,913          13,774,637
                                                    --------------------------------------------------------------------------
     Net assets at end of period                      $85,753,736         $81,836,907         $22,224,677         $19,194,913
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations.
See accompanying notes to financial statements.

FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)                       JUNE 30, 1998

STATEMENTS OF CHANGES IN NET ASSETS

                                                             Jundt Opportunity Fund               Jundt Twenty-Five Fund
                                                    --------------------------------------------------------------------------
                                                       For the six                            For the six
                                                      months ended                           months ended
                                                       6/30/1998           Year ended          6/30/1998
                                                      (unaudited)           12/31/97          (unaudited)          12/31/97*
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
     Investment loss-net                              $   (96,585)        $  (83,606)         $   (8,610)         $       --
     Net realized gain on investments, futures
       transactions and short sale transactions           801,649          1,498,062             194,944                  --
     Net change in unrealized appreciation
       (depreciation) on investments                    1,624,658            (44,463)            352,618                  --
                                                    --------------------------------------------------------------------------

     Net increase in net assets resulting
       from operations                                  2,329,722          1,369,993             538,952                  --
                                                    --------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
     Realized capital gains-net                                --         (1,581,765)                 --                  --
                                                    --------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
     Net proceeds from shares sold:
       Class A shares                                   2,267,371            877,406             686,978              10,000
       Class B shares                                     925,576          2,322,887              41,164              10,000
       Class C shares                                     263,503            402,101             165,048              10,000
       Class I shares                                   3,129,012          3,572,825             741,285             970,000
     Distributions reinvested:
       Class A shares                                          --            200,988                  --                  --
       Class B shares                                          --            422,132                  --                  --
       Class C shares                                          --             81,151                  --                  --
       Class I shares                                          --            717,064                  --                  --
     Cost of shares redeemed:
       Class A shares                                    (348,926)           (34,953)             (8,798)                 --
       Class B shares                                    (167,973)           (55,497)             (2,731)                 --
       Class C shares                                    (120,262)           (25,337)                (42)                 --
       Class I shares                                    (190,119)          (887,042)            (17,809)                 --
     Net increase (decrease)                        --------------------------------------------------------------------------
       in net assets from capital
       share transactions                               5,758,182          7,593,725           1,605,095           1,000,000
                                                    --------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets            8,087,904          7,381,953           2,144,047           1,000,000
     Net assets at beginning of period                  7,782,088            400,135           1,000,040                  40
                                                    --------------------------------------------------------------------------
     Net assets at end of period                      $15,869,992         $7,782,088          $3,144,087          $1,000,040
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations.
See accompanying notes to financial statements.

FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)                       JUNE 30, 1998

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                             Jundt Growth Fund                Jundt U.S. Emerging Growth Fund
                                                     -------------------------------------------------------------------------
                                                       For the six                             For the six
                                                      months ended                            months ended
                                                       6/30/1998           Year ended          6/30/1998           Year Ended
                                                      (unaudited)           12/31/97          (unaudited)           12/31/97
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
     Shares sold:
       Class A shares                                       2,689             25,010             171,424              63,886
       Class B shares                                       8,029             14,104             176,037             120,487
       Class C shares                                       1,346              5,410              73,236              37,559
       Class I shares                                      16,011             43,234               1,355              43,886
     Shares issued for dividends reinvested:
       Class A shares                                          --              1,997                  --              23,212
       Class B shares                                          --                721                  --              60,638
       Class C shares                                          --                120                  --              25,337
       Class I shares                                          --            232,252                  --             175,316
     Shares redeemed:
       Class A shares                                      (6,304)            (9,331)            (37,456)            (28,016)
       Class B shares                                        (759)            (4,036)           (121,714)            (25,701)
       Class C shares                                      (1,350)                --             (21,695)            (87,924)
       Class I shares                                    (745,218)        (1,655,398)           (166,582)            (52,145)
                                                     -------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding       (725,556)        (1,345,917)             74,605             356,535
                                                     -------------------------------------------------------------------------
                                                     -------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations.
See accompanying notes to financial statements.

FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)                       JUNE 30, 1998

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                            Jundt Opportunity Fund                 Jundt Twenty-Five Fund
                                                    --------------------------------------------------------------------------
                                                       For the six                             For the six
                                                      months ended                            months ended
                                                       6/30/1998           Year ended          6/30/1998
                                                      (unaudited)           12/31/97          (unaudited)          12/31/97*
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
     Shares sold:
       Class A shares                                    192,721              70,697              57,630              1,001
       Class B shares                                     78,723             173,963               3,383              1,001
       Class C shares                                     22,739              33,112              14,495              1,001
       Class I shares                                    289,600             326,742              67,103             97,001
     Shares issued for dividends reinvested:
       Class A shares                                         --              18,926                  --                 --
       Class B shares                                         --              40,088                  --                 --
       Class C shares                                         --               7,707                  --                 --
       Class I shares                                         --              67,330                  --                 --
     Shares redeemed:
       Class A shares                                    (29,053)             (2,625)               (769)                --
       Class B shares                                    (14,267)             (4,124)               (224)                --
       Class C shares                                    (10,163)             (1,820)                 (3)                --
       Class I shares                                    (15,864)            (63,883)             (1,494)                --
                                                     -------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding       514,436             666,113             140,121            100,004
                                                     -------------------------------------------------------------------------
                                                     -------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations.
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 1998


1. ORGANIZATION
The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") commenced operations on September 3, 1991 as a diversified, closed-end investment company and converted to an open-end investment company immediately following the close of business on December 28, 1995. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") are funds within Jundt Funds, Inc. (the "Company"). The Company accounts separately for the assets, liabilities and operations of each fund. U.S. Emerging Growth Fund, a diversified fund of the Company, commenced operations on January 2, 1996. Opportunity Fund, a non-diversified fund of the Company, commenced operations on December 26, 1996. Twenty-Five Fund, a non-diversified fund of the Company, commenced operations on December 31, 1997. The only transactions of Twenty-Five Fund prior to commencement of operations were the sale of shares to a principal of Jundt Associates, Inc. (the "Adviser").

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Prior to April 22, 1997, Class I shares of each fund then in existence were referred to as Class A shares, and the current Class A shares of each such fund were referred to as Class D shares. Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the funds. Class A shares of each fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Funds' Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion common shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund.

The investment objective of each fund is as follows:

- Growth Fund--to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

- U.S. Emerging Growth Fund--to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging growth companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

- Opportunity Fund--to provide capital appreciation by employing an aggressive yet flexible investment program emphasizing investments in domestic companies that are believed by the Adviser to have significant potential for capital appreciation.

- Twenty-Five Fund--to provide long-term capital appreciation by investing in a core portfolio of approximately 20 to 30 issues of common stock.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the funds are as follows.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)              JUNE 30, 1998


INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures sales contracts are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. In addition, on a calendar year basis, the funds will make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the funds.

During 1997, for federal income tax reporting purposes, U.S. Emerging Growth Fund and Opportunity Fund changed their tax year end to August 31 from December
31. As a result of differing book and tax year-ends for these funds, timing differences may arise between the ultimate classification of net operating losses to paid-in capital in accordance with generally accepted accounting principles.

REPURCHASE AGREEMENTS
The funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. government securities) at a mutually agreed upon time and price. The funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS: For hedging purposes, the funds may purchase and sell put and call options on portfolio securities. Opportunity Fund and Twenty-Five Fund may also use options for purposes of increasing investment return.

The risk associated with purchasing an option is that the funds pay a premium whether or not the option is exercised. Additionally, the funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the funds write an option, the premium received by the funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction,

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)              JUNE 30, 1998


including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the funds. In writing an option, the funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the funds could result in the funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS: The funds may purchase or sell financial futures contracts for hedging purposes. Opportunity Fund and Twenty-Five Fund may also use financial futures contracts for purposes of increasing investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the funds as unrealized gains or losses. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SHORT SALE TRANSACTIONS: Opportunity Fund and Twenty-Five Fund may engage in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. At June 30, 1998, there were no open short sales.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each fund.

EXPENSES
Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among the funds on a pro rata basis.

DEFERRED ORGANIZATION AND OFFERING COSTS
Organization costs were incurred in connection with the start-up and initial registration of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. These costs are being amortized over 60 months on a straight-line basis from the commencement of investment operations of such fund. In the event any of the initial shares are redeemed during the period that the funds are amortizing their organizational costs, the redemption proceeds payable will be reduced by the unamortized organization costs in the same ratio as the number of initial shares being redeemed to the number of initial shares outstanding at the time of redemption.

Offering costs were capitalized by the funds and amortized over twelve months commencing with operations.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS
For the the six months ended June 30, 1998 for Growth Fund, U.S. Emerging Growth Fund, Twenty-Five Fund and Opportunity Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                   Cost of           Proceeds
                                                  Purchases         from Sales
-------------------------------------------------------------------------------
Growth Fund                                      $26,205,966       $42,376,676
U.S. Emerging
     Growth Fund                                 $17,515,514       $15,460,857
Opportunity Fund
     Long-term investment transactions           $29,016,122       $22,817,425
     Short sale transactions                     $ 2,580,578       $ 2,644,510
Twenty-Five Fund                                 $ 5,714,535       $ 3,377,958
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)              JUNE 30, 1998



4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS
WITH AFFILIATES
The funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each fund. For such services, each fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund--1% of each fund's average daily net assets; Opportunity Fund and Twenty-Five Fund--1.3% of each fund's average daily net assets. The Adviser has voluntarily agreed to pay certain expenses in U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. Such voluntary expense reimbursement may be discontinued or modified at the Adviser's sole discretion.

During 1998, the funds have entered into administration agreements with Princeton Administrators, L.P. (the "Administrator") which provide the Administrator with a monthly administrative fee in an amount equal to an annualized rate of 0.20% of each fund's average daily net assets, subject to an annual minimum fee of $40,000 for each fund. During 1997, the annual minimum fee was $125,000 for each fund. For the year ended December 31, 1997, the Administrator had agreed to waive the annual minimum provision for U.S. Emerging Growth and Opportunity Fund. For its fee, the Administrator provides certain administrative, accounting, clerical and record keeping services for each fund.

The funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each fund's shares. Pursuant to the Distribution Plans adopted by each fund in accordance with Rule 12b-1 under the Act, each fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each fund's shares as follows:

                         Account
                     Maintenance          Distribution
                             Fee                   Fee
------------------------------------------------------
Class A                    0.25%                    --
Class B                    0.25%                 0.75%
Class C                    0.25%                 0.75%
------------------------------------------------------

In addition to the investment management fee, the administrative fee and account maintenance and distribution fees, each fund is responsible for paying most other operating expenses, including directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, audit and accounting services, insurance and other miscellaneous expenses.

Legal fees of $38,773 for the six months ended June 30, 1998 for Growth Fund, $15,115 for U.S. Emerging Growth Fund and $8,771 for Opportunity Fund and $6,433 for Twenty-Five Fund were paid to a law firm of which the secretary of each fund is a partner. Certain officers and/or directors of each fund are officers and/or directors of the Adviser and/or the Distributor. The Company and Growth Fund pay each director who is not an "affiliated person" as defined in the Act a combined fee of $13,000 per year plus $1,300 for each meeting attended.

5. BANK BORROWING
The Opportunity Fund entered into a Line of Credit Agreement with Norwest Bank, Minnesota, N.A., for an amount not to exceed the lesser of $3,000,000 or 30% of the Fund's assets. At June 30, 1998, Opportunity Fund had loans outstanding in the amount of $674,000. For the six months ended June 30, 1998, the average daily balance of loans outstanding was $187,473 at a weighted average interest rate of 8.50%. The maximum amount of loans outstanding at any time during the period was $1,599,000, or 9.61% of total assets. The loan is collateralized by certain Opportunity Fund investments.

6. FINANCIAL HIGHLIGHTS -- GROWTH FUND AND U.S. EMERGING GROWTH FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows. (For periods prior to December 31, 1995, the Growth Fund operated as a closed-end investment company.)

                                                                           Net Realized
                                                Beginning        Net           and         Dividends   Distributions     Ending
                                                Net Asset     Investment    Unrealized      from Net     from Net       Net Asset
                                                Value Per       Income    Gain (Loss) on   Investment   Investment      Value Per
                                                  Share         (Loss)      Investments      Income       Gains          Share
----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
     Six months ended 6/30/98 (unaudited)        $14.20         (0.13)         2.95            --            --           $17.02
     Year ended 12/31/97                         $13.64         (0.23)         1.64            --         (0.85)          $14.20
     Year ended 12/31/96                         $11.95         (0.26)         2.03            --         (0.08)          $13.64
Class B
     Six months ended 6/30/98 (unaudited)        $13.99         (0.18)         2.89            --            --           $16.70
     Year ended 12/31/97                         $13.56         (0.32)         1.60            --         (0.85)          $13.99
     Year ended 12/31/96                         $11.95         (0.36)         2.05            --         (0.08)          $13.56
Class C
     Six months ended 6/30/98 (unaudited)        $13.97         (0.19)         2.95            --            --           $16.73
     Year ended 12/31/97                         $13.54         (0.30)         1.58            --         (0.85)          $13.97
     Year ended 12/31/96                         $11.95         (0.36)         2.03            --         (0.08)          $13.54
Class I
     Six months ended 6/30/98 (unaudited)        $14.28         (0.11)         2.97            --            --           $17.14
     Year ended 12/31/97                         $13.69         (0.19)         1.63            --         (0.85)          $14.28
     Year ended 12/31/96                         $11.95         (0.23)         2.05            --         (0.08)          $13.69
Year ended 12/31/95                              $14.95         (0.12)         2.71            --         (5.59)          $11.95
Period from 7/1/94 to 12/31/94                   $13.53         (0.07)         1.83            --         (0.34)*         $14.95
Year ended 6/30/94                               $15.10         (0.11)        (0.57)           --         (0.89)(3)       $13.53
Year ended 6/30/93                               $13.78         (0.05)         1.38         (0.01)           --           $15.10

U.S. EMERGING GROWTH FUND
Class A
     Six months ended 6/30/98 (unaudited)        $13.09         (0.07)         1.44            --            --           $14.46
     Year ended 12/31/97                         $12.42         (0.11)         4.09            --         (3.31)          $13.09
     Period from 1/2/96** to 12/31/96            $10.00         (0.14)         4.47            --         (1.91)          $12.42
Class B
     Six months ended 6/30/98 (unaudited)        $12.90         (0.13)         1.43            --            --           $14.20
     Year ended 12/31/97                         $12.37         (0.21)         4.05            --         (3.31)          $12.90
     Period from 1/2/96** to 12/31/96            $10.00         (0.24)         4.52            --         (1.91)          $12.37
Class C
     Six months ended 6/30/98 (unaudited)        $12.88         (0.13)         1.44            --            --           $14.19
     Year ended 12/31/97                         $12.36         (0.21)         4.04            --         (3.31)          $12.88
     Period from 1/2/96** to 12/31/96            $10.00         (0.24)         4.51            --         (1.91)          $12.36
Class I
     Six months ended 6/30/98 (unaudited)        $13.25         (0.07)         1.48            --            --           $14.66
     Year ended 12/31/97                         $12.51         (0.07)         4.12            --         (3.31)          $13.25
     Period from 1/2/96** to 12/31/96            $10.00         (0.11)         4.53            --         (1.91)          $12.51

*Tax return of capital.
**Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns prior to December 29, 1995, reflect performance of the Growth Fund as a closed-end fund


                                                    Ratio to Average Net Assets
                                              ----------------------------------------
                                                                                                       Portfolio    Net Assets At
                                               Net Investment     Net         Gross         Total       Turnover    End of Period
                                                Income (Loss)   Expenses     Expenses     Return(1)       Rate     (000's Omitted)
----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
     Six months ended 6/30/98 (unaudited)        (1.71%)(2)     2.23%(2)     2.23%(2)     19.86%           33%        $    663
     Year ended 12/31/97                         (1.49%)        2.18%        2.18%        10.67%          115%        $    604
     Year ended 12/31/96                         (1.81%)        2.13%        2.13%        14.81%           57%        $    340
Class B
     Six months ended 6/30/98 (unaudited)        (2.47%)(2)     2.98%(2)     2.98%(2)     19.37%           33%        $    348
     Year ended 12/31/97                         (2.28%)        2.93%        2.93%         9.77%          115%        $    189
     Year ended 12/31/96                         (2.53%)        2.88%        2.88%        14.14%           57%        $     37
Class C
     Six months ended 6/30/98 (unaudited)        (2.47%)(2)     2.98%(2)     2.98%(2)     19.76%           33%        $     95
     Year ended 12/31/97                         (2.32%)        2.93%        2.93%         9.82%          115%        $     80
     Year ended 12/31/96                         (2.49%)        2.88%        2.88%        13.97%           57%        $      2
Class I
     Six months ended 6/30/98 (unaudited)        (1.46%)(2)     1.98%(2)     1.98%(2)     20.03%           33%        $ 84,648
     Year ended 12/31/97                         (1.22%)        1.93%        1.93%        10.85%          115%        $ 80,964
     Year ended 12/31/96                         (1.56%)        1.88%        1.88%        15.22%           57%        $ 96,458
Year ended 12/31/95                              (0.72%)        1.60%        1.60%        17.81%          155%        $140,642
Period from 7/1/94 to 12/31/94                   (0.98%)(2)     1.58%(2)     1.58%(2)     13.06%           19%        $223,317
Year ended 6/30/94                               (0.63%)        1.55%        1.55%        (4.53%)          70%        $202,192
Year ended 6/30/93                               (0.36%)        1.40%        1.40%         9.64%           66%        $473,768

U.S. EMERGING GROWTH FUND
Class A
     Six months ended 6/30/98 (unaudited)        (1.22%)(2)     1.80%(2)     3.07%(2)     10.47%           85%        $  4,277
     Year ended 12/31/97                         (0.88%)        1.80%        3.35%        33.54%          264%        $  2,117
     Period from 1/2/96** to 12/31/96            (1.36%)(2)     1.80%(2)     3.83%(2)     43.40%          204%        $  1,275
Class B
     Six months ended 6/30/98 (unaudited)        (1.97%)(2)     2.55%(2)     3.82%(2)     10.08%           85%        $  4,941
     Year ended 12/31/97                         (1.63%)        2.55%        4.10%        32.55%          264%        $  3,786
     Period from 1/2/96** to 12/31/96            (2.15%)(2)     2.55%(2)     3.62%(2)     42.90%          204%        $  1,709
Class C
     Six months ended 6/30/98 (unaudited)        (1.97%)(2)     2.55%(2)     3.82%(2)     10.17%           85%        $  2,405
     Year ended 12/31/97                         (1.63%)        2.55%        4.10%        32.50%          264%        $  1,519
     Period from 1/2/96** to 12/31/96            (2.13%)(2)     2.55%(2)     4.32%(2)     42.82%          204%        $  1,766
Class I
     Six months ended 6/30/98 (unaudited)        (0.97%)(2)     1.55%(2)     2.82%(2)     10.64%           85%        $ 10,602
     Year ended 12/31/97                         (0.63%)        1.55%        3.10%        33.87%          264%        $ 11,773
     Period from 1/2/96** to 12/31/96            (1.09%)(2)     1.55%(2)     3.44%(2)     44.32%          204%        $  9,025



    (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end fund, the Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.
(2) Adjusted to an annual basis.
(3) Includes tax return of capital of $0.37 per share.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)


6. FINANCIAL HIGHLIGHTS (CONCLUDED) -- OPPORTUNITY FUND AND TWENTY-FIVE FUND Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                                     Net Realized
                                                          Beginning        Net            and           Dividends     Distributions
                                                          Net Asset     Investment     Unrealized        from Net         from Net
                                                          Value Per       Income       Gain (Loss) on   Investment     Investment
                                                            Share         (Loss)       Investments        Income          Gains
------------------------------------------------------------------------------------------------------------------------------------

OPPORTUNITY FUND

Class A
     Six months ended 6/30/98 (unaudited)                  $11.03         (0.08)          2.05              --              --
     Year ended 12/31/97                                   $ 9.87         (0.17)          4.12              --           (2.79)
     Period from 12/26/96* to 12/31/96                     $10.00            --          (0.13)             --              --
Class B
     Six months ended 6/30/98 (unaudited)                  $10.94         (0.12)          2.03              --              --
     Year ended 12/31/97                                   $ 9.87         (0.26)          4.12              --           (2.79)
     Period from 12/26/96* to 12/31/96                     $10.00            --          (0.13)             --              --
Class C
     Six months ended 6/30/98 (unaudited)                  $10.93         (0.12)          2.03              --              --
     Year ended 12/31/97                                   $ 9.87         (0.25)          4.10              --           (2.79)
     Period from 12/26/96* to 12/31/96                     $10.00            --          (0.13)             --              --
Class I
     Six months ended 6/30/98 (unaudited)                  $11.06         (0.07)          2.08              --              --
     Year ended 12/31/97                                   $ 9.87         (0.14)          4.12              --           (2.79)
     Period from 12/26/96* to 12/31/96                     $10.00            --          (0.13)             --              --
TWENTY-FIVE FUND
Class A
     Six months ended 6/30/98 (unaudited)                  $10.00         (0.05)          3.13              --              --
Class B
     Six months ended 6/30/98 (unaudited)                  $10.00         (0.08)          3.12              --              --
Class C
     Six months ended 6/30/98 (unaudited)                  $10.00         (0.08)          3.12              --              --
Class I
     Six months ended 6/30/98 (unaudited)                  $10.00         (0.03)          3.13              --              --

*Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2) Adjusted to an annual basis.
(3) For Opportunity Fund, excluding interest expense, net of reimbursement.
(4) For Opportunity Fund, excluding interest expense, before reimbursement.
(5) For Opportunity Fund, including interest expense, before reimbursement.

                                                                   June 30, 1998

                                                                            Ratio to Average Net Assets
                                                        ----------------------------------------------------------------
                                              Ending
                                            Net Asset                                                 Gross Expenses
                                            Value Per   Net Investment      Net          Gross          Including
OPPORTUNITY FUND                              Share      Income (Loss)   Expenses(3)   Expenses(4)   Interest Expense(5)
------------------------------------------------------------------------------------------------------------------------
Class A
     Six months ended 6/30/98 (unaudited)     $13.00      (1.41%)(2)      2.14%(2)      3.72%(2)         3.87%(2)
     Year ended 12/31/97                      $11.03      (1.71%)         2.14%         6.57%            6.85%
     Period from 12/26/96* to 12/31/96        $ 9.87      (2.14%)(2)      2.14%(2)      4.23%(2)         4.23%(2)
Class B
     Six months ended 6/30/98 (unaudited)     $12.85      (2.16%)(2)      2.89%(2)      4.47%(2)         4.60%(2)
     Year ended 12/31/97                      $10.94      (2.36%)         2.89%         7.32%            7.50%
     Period from 12/26/96* to 12/31/96        $ 9.87      (2.98%)(2)      2.89%(2)      4.98%(2)         4.98%(2)
Class C
     Six months ended 6/30/98 (unaudited)     $12.84      (2.16%)(2)      2.89%(2)      4.47%(2)         4.60%(2)
     Year ended 12/31/97                      $10.93      (2.49%)         2.89%         7.32%            7.63%
     Period from 12/26/96* to 12/31/96        $ 9.87      (3.02%)(2)      2.89%(2)(3)   4.98%(2)         4.98%(2)
Class I
     Six months ended 6/30/98 (unaudited)     $13.07      (1.16%)(2)      1.89%(2)      3.47%(2)         3.60%(2)
     Year ended 12/31/97                      $11.06      (1.56%)         1.89%         6.32%            6.70%
     Period from 12/26/96* to 12/31/96        $ 9.87      (1.89%)(2)      1.89%(2)      3.98%(2)         3.98%(2)
TWENTY-FIVE FUND
Class A
     Six months ended 6/30/98 (unaudited)     $13.08      (1.04%)(2)      2.25%(2)     15.67%(2)             N/A
Class B
     Six months ended 6/30/98 (unaudited)     $13.04      (1.79%)(2)      3.00%(2)     16.42%(2)             N/A
Class C
     Six months ended 6/30/98 (unaudited)     $13.04      (1.79%)(2)      3.00%(2)     16.42%(2)             N/A
Class I
     Six months ended 6/30/98 (unaudited)     $13.10      (0.79%)(2)      2.00%(2)     15.42%(2)             N/A


                                                                   Portfolio      Net Assets At
                                                    Total          Turnover       End of Period
OPPORTUNITY FUND                                   Return(1)         Rate        (000's Omitted)
------------------------------------------------------------------------------------------------
Class A
     Six months ended 6/30/98 (unaudited)           17.86%           197%            $3,406
     Year ended 12/31/97                            41.15%           298%            $1,084
     Period from 12/26/96* to 12/31/96              (1.30%)            0%            $  112
Class B
     Six months ended 6/30/98 (unaudited)           17.46%           197%            $3,528
     Year ended 12/31/97                            40.25%           298%            $2,298
     Period from 12/26/96* to 12/31/96              (1.30%)            0%            $    1
Class C
     Six months ended 6/30/98 (unaudited)           17.46%           197%            $  663
     Year ended 12/31/97                            40.12%           298%            $  427
     Period from 12/26/96* to 12/31/96              (1.30%)            0%            $    1
Class I
     Six months ended 6/30/98 (unaudited)           18.17%           197%            $8,273
     Year ended 12/31/97                            41.45%           298%            $3,973
     Period from 12/26/96* to 12/31/96              (1.30%)            0%            $  286
TWENTY-FIVE FUND
Class A
     Six months ended 6/30/98 (unaudited)           30.80%           197%            $  757
Class B
     Six months ended 6/30/98 (unaudited)           30.40%           197%            $   54
Class C
     Six months ended 6/30/98 (unaudited)           30.40%           197%            $  202
Class I
     Six months ended 6/30/98 (unaudited)           31.00%           197%            $2,131

*Commencement of operations.

INVESTMENT ADVISER
Jundt Associates, Inc.
1550 Utica Avenue South
Suite 950
Minneapolis, MN 55416

DISTRIBUTOR
U.S. Growth Investments, Inc.
1550 Utica Avenue South
Suite 935
Minneapolis, MN 55416

ADMINISTRATOR
Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095

TRANSFER AGENT
National Financial Data Services
P.O. Box 419168
Kansas City, MO 64141-6168
1-800-370-0612

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth & Marquette
Minneapolis, MN 55479

LEGAL COUNSEL
Faegre & Benson LLP
2200 Norwest Center
Minneapolis, MN 55402

FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND AND JUNDT TWENTY-FIVE FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

GENERAL INFORMATION REGARDING EACH FUND'S PORTFOLIO, UPDATED MONTHLY, IS AVAILABLE BY CALLING PRINCETON ADMINISTRATORS, L.P., AT 1-800-543-6217 OR 1-609-282-4600.

THE ACCOMPANYING FINANCIALS AS OF JUNE 30, 1998, WERE NOT AUDITED AND, ACCORDINGLY, NO OPINION IS EXPRESSED ON THEM.